Banking Facilities	12 Months Ended
Sep. 30, 2024
Banking Facilities [Abstract]
BANKING FACILITIES

NOTE 13. BANKING FACILITIES

A subsidiary of the Group entered into a banking facility agreement with CMB Wing Lung Bank Limited, pursuant to which the subsidiary is entitled to trade facilities of HK$20.0 million. The facilities are secured by a property owned by the subsidiary and a property jointly owned by the founder of the Company and his family member, and jointly guaranteed by the founder of the Company and his family member (see Note 20). The banking facilities include letter of credit, trust receipt, invoice financing, and letter of guarantee. As of September 30, 2023 and 2024, the Group had utilized HK$3,503,768 and HK$2,355,023, respectively. The unutilized banking facilities were HK$16,496,232 and HK$17,644,977 as of September 30, 2023 and 2024, respectively.